Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other non-current liabilities [abstract]
Other non-current liabilities
	As at 31 December
	2017	2016
Finance lease payables(a)	1,600,106	1,088,846
Government grants
-Environmental subsidies(b)	1,245,810	1,122,406
-Other government grants	179,226	174,216
Other deferred income	1,825,614	379,615
Others	969,052	870,597

Subtotal	5,819,808	3,635,680

Current portion of finance lease payables	(470,985)	(568,645)
Current portion of other non-current liabilities	(64,361)	(247,537)

Subtotal	(535,346)	(816,182)
Total	5,284,462	2,819,498

Obligation under finance leases
	As at 31 December
	2017	2016
Within 1 year	500,790	605,806
After 1 year but within 2 years	312,125	266,792
After 2 years but within 3 years	281,990	82,470
After 3 years	674,256	181,345

	1,769,161	1,136,413

Less: total future interest expense	169,055	47,567

Total	1,600,106	1,088,846